Cover	Jun. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2021
Entity File Number	001-38615
Entity Registrant Name	TATTOOED CHEF, INC.
Entity Central Index Key	0001741231
Entity Tax Identification Number	82-5457906
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6305 Alondra Blvd.
Entity Address, City or Town	Paramount
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90723
City Area Code	(562)
Local Phone Number	602-0822
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	TTCF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable